Springstone Acquisition - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	9 Months Ended	0 Months Ended	6 Months Ended	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Series F Convertible Preferred Stock	Apr. 17, 2014 Springstone Financial, Llc	Sep. 30, 2014 Springstone Financial, Llc	Sep. 30, 2014 Springstone Financial, Llc	Apr. 17, 2014 Springstone Financial, Llc	Apr. 17, 2014 Springstone Financial, Llc Series F Convertible Preferred Stock	Apr. 17, 2014 Springstone Financial, Llc Series F Convertible Preferred Stock
Business Acquisition [Line Items]
Business acquisition, date of acquisition							Apr. 17, 2014
Business acquisition, name of acquired entity							Springstone
Business acquisition, percentage of voting interests acquired								100.00%
Business acquisition, description of acquired entity							Springstone facilitates education and patient finance loans through a network of providers utilizing two issuing banks. Each of Springstone's issuing banks originates, holds, and services the loans they issue. Springstone earns fee revenue from providers for facilitating loans to their customers.
Business acquisition, cash consideration					$ 113,000,000
Business acquisition, shares consideration										25,000,000
Transaction costs incurred by Springstone								2,400,000
Business acquisition, purchase price of acquired entity					111,800,000
Business acquisition, amount of cash paid					109,000,000
Business acquisition, Values of shares of Series F convertible preferred stock given along with cash				2,762,000					2,800,000
Business acquisition, consideration placed in third party escrow to secure retention of key employees								25,600,000
Business acquisition, value of shares placed in third party escrow to secure retention of key employees										22,100,000
Cash consideration held in escrow subject to vesting condition								3,500,000
Vesting period for compensation arrangement			4 years						3 years
Business acquisition, cash placed in third party escrow to secure indemnification obligations								19,000,000
Indemnification escrow holding period					15 months
Revenue						10,400,000
Earnings						(4,400,000)
Acquisition related costs reported in general and administrative expense	$ 2,300,000	$ 0